COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosures of commitments [Abstract]
Schedule of Non-cancellable Lease Commitments Not Capitalized

	At December 31,
(in millions of Euros)	2020	2019
Less than 1 year	6	5
1 to 5 years	11	10
More than 5 years	5	1
Total non-cancellable lease minimum payments	22	16

Schedule of Tangible and Intangible Assets Commitments

	At December 31,
(in millions of Euros)	2020	2019
Computer Software	1	2
Property, plant and equipment	48	89
Total tangible and intangible asset commitments	49	91